Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (1,357)		¥ (57)
Add: translation difference	(21)
Finite lived intangible assets, net	15,541	$ 2,232	1,289
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	15,573
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	862		862
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	¥ 484		¥ 484